SCHEDULE OF OPERATING LEASES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Lease
Operating lease right-of-use assets	$ 149,120	$ 78,862
Operating lease liability - current	103,299	46,190
Operating lease liability - non-current	44,421	35,306
Total	$ 147,720	$ 81,496